Operating loss - Description Of Operating Loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and development costs:
Total research and development costs	£ 19,294	£ 23,717	£ 4,522
General and administrative costs:
Total general and administrative costs	6,297	6,039	2,498
Operating loss	25,591	29,756	7,020
Research and development costs
Research and development costs:
Employee benefits (note 8)	3,360	3,435	2,037
Legal, professional consulting and listing fees	161	331	0
Other research and development expenses	15,688	19,840	2,434
Total research and development costs	19,294	23,717	4,522
General and administrative costs:
Employee benefits (note 8)	3,360	3,435	2,037
Legal, professional consulting and listing fees	161	331	0
Research and development costs | Patents
Research and development costs:
Amortization	85	111	51
General and administrative costs:
Amortization	85	111	51
General and administrative costs
Research and development costs:
Employee benefits (note 8)	3,240	2,857	865
Legal, professional consulting and listing fees	1,296	2,045	884
General and administrative costs:
Employee benefits (note 8)	3,240	2,857	865
Legal, professional consulting and listing fees	1,296	2,045	884
Loss on disposal of property, plant and equipment (note 13)	0	0	3
Depreciation of property, plant and equipment (note 13)	8	7	10
Operating lease charge — land and buildings	384	294	169
(Gain) / Loss on variations in foreign exchange rate	(9)	36	139
Other general and administrative expenses	1,373	795	427
Total general and administrative costs	6,297	6,039	2,498
Operating loss	25,591	29,756	7,020
General and administrative costs | Computer software
Research and development costs:
Amortization	5	5	1
General and administrative costs:
Amortization	£ 5	£ 5	£ 1